Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Accounts Receivable

Accounts Receivable

Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition. Bad debts expense or write offs of receivables are determined on the basis of loss experience, known and inherent risks in the receivable portfolio and current economic conditions. There were no write-offs and no allowance for doubtful accounts recorded for the three and nine month periods ended September 30, 2014. During the year ended December 31, 2013 there was no allowance for doubtful accounts recorded, and $14,322 of bad debt was written-off.